Cover	Sep. 21, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 21, 2026
Entity Registrant Name	MAPLEBEAR INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41805
Entity Tax Identification Number	46-0723335
Entity Address, Address Line One	50 Beale Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
City Area Code	888
Local Phone Number	246-7822
Entity Address, Postal Zip Code	94105
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CART
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001579091
Current Fiscal Year End Date	--12-31